Taxation - Summary of Movements of Deferred Income Tax Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 304
Ending balance	354	¥ 304
Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	305	350
Credited to income statement	(59)	(56)	¥ (33)
Business combination (Note 24)	116	11	383
Ending balance	362	305	350
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	300	347
Credited to income statement	(54)	(58)	(36)
Business combination (Note 24)	116	11	383
Ending balance	362	300	347
Others 1 | Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	5	3
Credited to income statement	¥ (5)	2	3
Ending balance		¥ 5	¥ 3